Income tax	12 Months Ended
Dec. 31, 2017
Income tax

18 Income tax

	Note	2017	2016	2015
Current tax
Current year		220	33	111
Adjustments to prior years		47	(46)	(70)
		267	(13)	42
Deferred tax	43
Origination / (reversal) of temporary differences		397	102	(169)
Changes in tax rates / bases		(550)	93	(22)
Changes in deferred tax assets as a result of recognition / write off of previously not recognized / recognized tax losses, tax credits and deductible temporary differences		(45)	(54)	(8)
Non-recognition of deferred tax assets		41	33	22
Adjustments to prior years		(45)	12	53
		(201)	185	(125)
Income tax for the period (income) / charge		65	172	(83)

Adjustments to prior years include shifts between current and deferred tax.

Reconciliation between standard and effective income tax:		2017	2016	2015
Income before tax		2,534	610	(514)
Income tax calculated using weighted average applicable statutory rates		745	239	(57)

Difference due to the effects of:
Non-taxable income		(157)	(126)	43
Non-tax deductible expenses		28	21	49
Changes in tax rate/base		(550)	93	(22)
Different tax rates on overseas earnings		(1)	8	6
Tax credits		(67)	(41)	(100)
Other taxes		67	38	14
Adjustments to prior years		2	(34)	(17)
Origination and change in contingencies		9	8	3
Changes in deferred tax assets as a result of recognition / write off of previously not recognized / recognized tax losses, tax credits and deductible temporary differences		(45)	(54)	(8)
Non-recognition of deferred tax assets		41	33	22
Tax effect of (profit) / losses from joint ventures and associates		(7)	(7)	(8)
Other		(1)	(6)	(8)
		(680)	(67)	(27)
Income tax for the period (income) / charge		65	172	(83)

The weighted average applicable statutory tax rate for 2017 is 29.4% (2016: 39.2%; 2015: 11.0%). The decrease in the weighted average applicable statutory tax rate compared to 2016 is caused by relatively more income before tax in the Netherlands and the UK versus income before tax in the US. The weighted average applicable statutory tax rate in 2015 was impacted by a disproportional loss in the UK.

Non-taxable income in 2017 includes the tax exempt sale proceeds of the Dutch Unirobe Meeùs Group. Non-taxable income in 2015 was negatively impacted by the non-deductible loss on the sale of Aegon’s Canadian life insurance business.

Changes in tax rate/base in 2017 highly benefited by the decrease of the US corporate income tax rate from 35% to 21% as from January 1, 2018.

Changes in tax rate/base in 2016 was heavily impacted by the release of profits from other comprehensive income (OCI) to income statement in the UK. These profits were taxed in the past against high historic tax rates and were released from OCI to the income statement against a lower statutory tax rate in 2016. The difference caused a negative impact in changes in tax rate/base.

In the UK, the corporate income tax rate decreased to 19% as per April 1, 2017. The beneficial impact of this change was reflected in the 2015 change in tax rate/base. The tax rate will continue to decrease from 19% to 17% with effect from April 1, 2020. The minor impact of this tax rate change was included in the 2016 change in tax rate/base. In Hungary, the corporate income tax rate decreased from 19% to 9% as from January 1, 2017. The minor impact of this tax rate change was included in the 2016 change in tax rate/base.

Tax credits in 2017 increased by US foreign tax credits. Tax credits in 2015 includes tax benefits related to solar investments in the US.

Adjustments to prior years in 2016 included a one-time tax benefit in the US caused by the revised tax deduction for dividends received on prior filed tax returns.

The following tables present income tax related to components of other comprehensive income and retained earnings.

		2017	2016	2015
Items that will not be reclassified to profit and loss:
Changes in revaluation reserve real estate held for own use		9	(3)	(2)
Remeasurements of defined benefit plans		(175)	89	(75)
		(166)	86	(77)
Items that may be reclassified subsequently to profit and loss:
Gains / losses on revaluation of available-for-sale investments		(134)	(187)	810
Gains / losses transferred to the income statement on disposal and impairment of available-for-sale investments		441	427	124
Changes in cash flow hedging reserve		567	24	(98)
Movement in foreign currency translation and net foreign investment hedging reserve		76	(39)	(52)
		951	225	783
Total income tax related to components of other comprehensive income		785	311	706

		2017	2016	2015
Income tax related to equity instruments and other
Income tax related to equity instruments	33	44	44	46
Other		14	(3)	-
Total income tax recognised directly in retained earnings		58	41	46

The income tax related to components of OCI includes a deferred tax benefit of EUR 479 million caused by the decrease of the US corporate income tax rate from 35% to 21% as from January 1, 2018.

Aegon N.V [member]
Income tax
7 Income tax
	2017	2016
Current Tax
- Current Tax	1	25
Income tax for the period (income) / charge	1	25

Reconciliation between standard and effective tax
Income before tax	(43)	(121)
Tax on income	11	30

Differences due to the effect of:
Non deductible expenses	(11)	(6)
Total	1	25